Derivative Instruments (Details 1) (Interest Rate Swap [Member], Available-for-sale Securities [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Rate Swap [Member] | Available-for-sale Securities [Member]
Net Derivatives Gains Losses Recognized On Fair Value Derivatives And Related Hedged Items [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ (785)	$ (1,041)	$ 1,566
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	1,402	1,599	(1,350)
Gain (Loss) on Fair Value Hedge Ineffectiveness, Net	$ 617	$ 558	$ 216